Valuation Allowance Against Deferred Tax Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Valuation Allowance [Line Items]
Allowances at beginning of year	$ 150.1	$ 115.5	$ 44.8
Benefits reserved current year	53.7	55.2	76.1
Benefits recognized current year	(5.2)	(0.7)	(1.8)
Write-offs and other changes	(0.2)	(3.0)	0.0
Translation difference	(20.7)	(16.9)	(3.6)
Allowances at end of year	$ 177.7	$ 150.1	$ 115.5